INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

10 – Income Taxes

Cayman Islands

NovaBridge is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, NovaBridge is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

NovaBridge is incorporated in the Cayman Islands, however, has completed its business registration in Hong Kong and has a Hong Kong tax file number. I-Mab Biopharma Hong Kong Limited is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with the relevant Hong Kong tax laws. The applicable tax rate in Hong Kong is 16.5%. NovaBridge did not record any income tax expense in the consolidated statements of comprehensive loss for the years ended December 31, 2025, 2024 and 2023. For the years ended December 31, 2025, 2024 and 2023, I-Mab Biopharma Hong Kong Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earnings in Hong Kong for any of the periods presented. Under the Hong Kong tax law, the Company and I-Mab Biopharma Hong Kong Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

United States

I-Mab Biopharma U.S. Ltd. and Visara Inc. are incorporated in the U.S. and are subject to U.S. federal corporate income tax at a rate of 21%. I-Mab Biopharma U.S. Ltd. is subject to state income tax in Maryland and several other states at a blended rate of 3.34%, and Visara is subject to state income tax in Texas at a blended rate of 0%. I-Mab Biopharma U.S. Ltd. and Visara Inc. have no taxable income for all periods presented, therefore, no provision for income taxes is required.

China

I-Mab Bio-tech (Tianjin) Co., Ltd. and Bridge Health Biotech Co., Ltd are incorporated in the PRC and are subject to PRC income tax at a rate of 25%. I-Mab Tianjin and Bridge Health have no taxable income for all periods presented, therefore, no provision for income taxes is required.

Loss from continuing operations before income tax expense consisted of the following:

	Year Ended December 31,
	2025	2024	2023
Hong Kong	$(9,024)	$8,915	$(48,898)
Other	(79,316)	(58,611)	(33,319)
Loss from continuing operations before income tax expense	$(88,340)	$(49,696)	$(82,217)

Although NovaBridge is incorporated in the Cayman Islands, it has completed its business registration in Hong Kong and has a Hong Kong tax file number. As a result, the Group’s domestic tax rate is the Hong Kong statutory income tax rate. Reconciliations of the differences between the Hong Kong statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2025 is as follows:

	Year Ended December 31, 2025
	Amount	Percent
Loss from continuing operations before income tax expense	$(88,340)
Hong Kong statutory tax rate	(14,576)	16.50%
Foreign tax effects:
U.S.
Foreign rate differential	(3,453)	3.9%
Change in valuation allowance	16,116	-18.2%
Other foreign jurisdictions	424	-0.5%
Change in valuation allowance	915	-1.0%
Nontaxable or nondeductible items:
Intercompany items	(1,114)	1.3%
Share-based compensation	761	-0.9%
Other	927	-1.0%
Income tax expense (benefit)	$—	0.0%

Hong Kong does not impose state or local income taxes. Accordingly, there is no state and local income tax effect in the Group’s effective tax rate.

Reconciliations of the differences between the Hong Kong statutory income tax rate and the Group’s effective income tax rate prior to the adoption of ASU 2023-09 for the years ended December 31, 2024 and 2023 are as follows:

	Year Ended December 31,
	2024	2023
Loss from continuing operations before income tax expense	$(49,696)	$(82,217)
Income tax computed at Hong Kong statutory income tax rate	(8,200)	(13,566)
Effect of tax rates in foreign jurisdictions	(80)	(3,215)
Non-deductible expenses	80	9,681
Net operating losses(1)	(5,155)	—
Intangible assets(1)	1,784	—
Tax credits(1)	(4,534)	—
Other	292	5,110
Changes in valuation allowance	15,813	1,990
Income tax expense (benefit)	$—	$—

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

The principal components of the deferred tax assets and liabilities as of December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforward(1)	$44,731	$34,484
Depreciation and amortization of property, equipment, software, intangible asset and capitalized R&D expenses(1)	21,438	11,621
Share-based compensation expenses	1,465	1,394
Lease liability	725	911
Available-for-sale debt securities	3,526	3,871
Tax credits(1)	4,646	4,485
Other	494	93
Less: valuation allowance	(76,361)	(56,015)
Total deferred tax assets	$664	$844

Deferred tax liabilities:
Right-of-use assets	$664	$844
Total deferred tax liabilities	$664	$844
Deferred tax assets, net	$—	$—

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

The movements of the valuation allowance for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Year Ended December 31,
	2025	2024	2023
Balance as of January 1	$(56,015)	$(39,503)	$(38,615)
Additions(1)	(21,522)	(16,912)	(2,079)
Changes through other comprehensive income (loss)	908	(924)	—
Utilization and reversal of valuation allowances	268	1,324	1,191
Balance as of December 31	$(76,361)	$(56,015)	$(39,503)

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

As of December 31, 2025, the Group had U.S. federal, state, and non-U.S. net operating losses (“NOL”) of $155.1 million, $107.8 million, and $40.4 million, respectively. The U.S. federal NOLs may be carried forward indefinitely; the state NOLs will begin to expire in 2036, and the non-U.S. NOLs will begin to expire in 2026. As of December 31, 2025, the Group also has U.S. research and development tax credits of $4.5 million that will begin to expire in 2039.

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered as more likely than not that some portion or all of the deferred tax assets will not be realized in the foreseeable future. In making such determination, the Group evaluates a variety of positive and negative factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses together with other deferred tax assets will not be utilized in the foreseeable future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2025 and 2024.

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2025 and 2024, the Group did not have any significant unrecognized uncertain tax positions.

Due to cumulative losses, the Group has not made any income tax payments (or received any refunds) for the years ended 2025, 2024, and 2023.